Capital Stock and Changes in Capital Accounts - Stocks (Details) $ / shares in Units, $ in Thousands						1 Months Ended							3 Months Ended			12 Months Ended
	Mar. 21, 2022 USD ($)	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares	Jun. 22, 2021 USD ($) Vote $ / shares shares	Jan. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Feb. 29, 2020 $ / shares shares	Dec. 16, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Oct. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Class Of Stock [Line Items]
Cash dividends on preferred stock | $																$ 5,769	$ 5,769	$ 5,769
Payments for repurchase of common stock | $																45,369	$ 11,999	49,679
Proceeds from issuance of stock, net of expenses | $																254		960
Cash dividend | $	$ 17,227															8,820
Dividends in stock, value | $																$ 40,509
Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares						$ 0.01										$ 0.01
Series D preferred stock | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Issuance of new shares				400
Preferred stock, Par value per share | $ / shares				$ 0.01
Proceeds from issuance of preferred stock | $				$ 360
Proceeds from issuance of stock, net of expenses | $				$ 254
Number of shares issued				400
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						25,000,000										25,000,000	25,000,000
Preferred Stock | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						1,000,000										1,000,000	1,000,000
Issuance of preferred stock, shares						0										0	0
Preferred stock, Shares outstanding						0										0	0
Preferred Stock | Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						5,000,000										5,000,000	5,000,000
Preferred stock, Par value per share | $ / shares						$ 0.01										$ 0.01	$ 0.01
Issuance of preferred stock, shares						2,600,000										2,600,000	2,600,000
Preferred stock, Shares outstanding						2,600,000										2,600,000	2,600,000
Shares issued price per share | $ / shares						$ 25.00										$ 25.00	$ 25.00
Preferred stock liquidation preference per share | $ / shares						25.00										$ 25.00	$ 25.00
Preferred stock voting rights																Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage																8.875%
Preferred stock dividend rate per dollar amount | $ / shares																$ 2.21875
Cash dividends on preferred stock | $																$ 5,769	$ 5,769	$ 5,769
Preferred stock, Redemption price per share | $ / shares						$ 25.00										$ 25.00
Preferred Stock | Series C Preferred stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						10,675										10,675	10,675
Issuance of new shares																		10,675
Preferred stock, Par value per share | $ / shares						$ 0.01										$ 0.01	$ 0.01
Issuance of preferred stock, shares						10,675										10,675	10,675
Preferred stock, Shares outstanding						10,675										10,675	10,675
Preferred stock voting rights																The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company.
Cash dividends on preferred stock | $																$ 0
Proceeds from issuance of stock, net of expenses | $					$ 1,066
Number of shares issued																		10,675
Preferred Stock | Series D preferred stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized						400										400	400
Issuance of new shares																400
Preferred stock voting rights				the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.
Cash dividends on preferred stock | $				$ 0
Preferred stock number of voting rights | Vote				100,000
Number of shares issued																400
Common Stock Member
Class Of Stock [Line Items]
Stock repurchased shares						3,529,411	3,333,333	6,000,000	1,088,034	3,030,303						12,862,744	4,118,337	14,571,012
Shares repurchase price per share | $ / shares						$ 4.25	$ 4.50	$ 2.50	$ 1.72	$ 3.30
Payments for repurchase of common stock | $																$ 45,369	$ 11,999	$ 49,679
Dividend paid on common stock per share | $ / shares			$ 0.10
Cash dividend | $			$ 8,820
Common Stock Member | Shares Repurchased in 2019
Class Of Stock [Line Items]
Stock repurchased shares											2,739,726	2,000,000	2,816,900	3,125,000	3,889,386
Shares repurchase price per share | $ / shares											$ 3.65	$ 3.75	$ 3.55	$ 3.40	$ 2.80
Common Stock Member | Spin-Off
Class Of Stock [Line Items]
Shares distributed to shareholders | $ / shares		$ 4.6
Common Stock Dividends, Shares		8,820,240
Dividends in stock, value | $		$ 40,509
Dividends to shareholders per share | $ / shares		$ 4.6